Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives, Using the Straight-Line Method (Details)	Dec. 31, 2025
Buildings [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	22 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	life of lease
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	4 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	5 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	3 years 3 months 18 days
Motor vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	10 years
Furniture and fixture [Member]
Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life	5 years